EQUITY AND STOCK-BASED COMPENSATION - Stock Option, Fair Value Assumptions (Details) - SPX stock options - Stock options	Jan. 02, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual expected SPX stock price volatility (as a percent)	36.53%
Annual expected SPX dividend yield (as a percent)	1.75%
Risk-free interest rate	1.97%
Expected life of SPX stock option	6 years